Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	PLAN INVESTMENT FUND INC
Central Index Key	0000774412
Amendment Flag	false
Document Creation Date	Aug. 12, 2016
Document Effective Date	Aug. 12, 2016
Prospectus Date	Apr. 30, 2015
Government Portfolio | Government Portfolio
Prospectus:
Trading Symbol	PIFXX
Money Market Portfolio | Money Market Portfolio
Prospectus:
Trading Symbol	PIMXX